Capital disclosures - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Dividends declared	$ 10,734	$ 9,908